Tax-Managed Multi-Cap Growth Portfolio
July 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value
Biotechnology — 2.1%
Vertex Pharmaceuticals, Inc.(1)	15,175	$ 4,255,222
		$ 4,255,222
Building Products — 0.5%
Trex Co., Inc.(1)	15,892	$ 1,025,352
		$ 1,025,352
Capital Markets — 1.1%
S&P Global, Inc.	5,966	$ 2,248,764
		$ 2,248,764
Chemicals — 1.8%
Celanese Corp.	6,569	$ 771,923
Ecolab, Inc.	7,531	1,243,895
Sherwin-Williams Co. (The)	6,570	1,589,546
		$ 3,605,364
Commercial Services & Supplies — 1.9%
Copart, Inc.(1)	12,355	$ 1,582,675
Waste Connections, Inc.	16,156	2,154,726
		$ 3,737,401
Electrical Equipment — 2.1%
AMETEK, Inc.	34,300	$ 4,236,050
		$ 4,236,050
Entertainment — 1.2%
Electronic Arts, Inc.	7,649	$ 1,003,778
Walt Disney Co. (The)(1)	12,454	1,321,370
		$ 2,325,148
Food & Staples Retailing — 1.4%
Performance Food Group Co.(1)	58,516	$ 2,908,830
		$ 2,908,830
Food Products — 1.1%
Mondelez International, Inc., Class A	35,144	$ 2,250,622
		$ 2,250,622
Health Care Equipment & Supplies — 2.5%
Intuitive Surgical, Inc.(1)	8,574	$ 1,973,478
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Pulmonx Corp.(1)(2)	23,062	$ 392,976
Stryker Corp.	12,668	2,720,453
		$ 5,086,907
Health Care Providers & Services — 4.5%
Amedisys, Inc.(1)	4,463	$ 534,891
UnitedHealth Group, Inc.	15,597	8,458,877
		$ 8,993,768
Health Care Technology — 0.0%(3)
Doximity, Inc., Class A(1)(2)	877	$ 37,115
		$ 37,115
Hotels, Restaurants & Leisure — 1.2%
Booking Holdings, Inc.(1)	735	$ 1,422,732
Starbucks Corp.	12,443	1,054,918
		$ 2,477,650
Interactive Media & Services — 11.8%
Alphabet, Inc., Class A(1)	74,040	$ 8,612,333
Alphabet, Inc., Class C(1)	74,560	8,696,678
Meta Platforms, Inc., Class A(1)	30,509	4,853,982
Twitter, Inc.(1)	40,240	1,674,386
		$ 23,837,379
Internet & Direct Marketing Retail — 8.5%
Amazon.com, Inc.(1)	127,700	$ 17,233,115
		$ 17,233,115
IT Services — 11.0%
Accenture PLC, Class A	18,307	$ 5,606,702
Fiserv, Inc.(1)	13,974	1,476,772
GoDaddy, Inc., Class A(1)	44,180	3,277,272
Okta, Inc.(1)	15,035	1,480,196
PayPal Holdings, Inc.(1)	17,140	1,483,124
Visa, Inc., Class A	42,000	8,908,620
		$ 22,232,686
Life Sciences Tools & Services — 1.7%
Danaher Corp.	11,868	$ 3,459,166
		$ 3,459,166
Personal Products — 1.4%
Estee Lauder Cos., Inc. (The), Class A	10,679	$ 2,916,435
		$ 2,916,435

Tax-Managed Multi-Cap Growth Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 3.1%
Royalty Pharma PLC, Class A	35,581	$ 1,547,418
Zoetis, Inc.	26,003	4,746,847
		$ 6,294,265
Road & Rail — 2.9%
J.B. Hunt Transport Services, Inc.	14,100	$ 2,584,107
Norfolk Southern Corp.	8,734	2,193,719
Uber Technologies, Inc.(1)	47,387	1,111,225
		$ 5,889,051
Semiconductors & Semiconductor Equipment — 3.1%
Monolithic Power Systems, Inc.	13,267	$ 6,165,440
		$ 6,165,440
Software — 17.4%
Adobe, Inc.(1)	14,102	$ 5,783,512
Altair Engineering, Inc., Class A(1)	7,902	465,507
Intuit, Inc.	6,414	2,925,874
Microsoft Corp.	74,352	20,873,581
Salesforce, Inc.(1)	27,530	5,066,071
		$ 35,114,545
Specialty Retail — 1.4%
TJX Cos., Inc. (The)	44,664	$ 2,731,650
		$ 2,731,650
Technology Hardware, Storage & Peripherals — 11.3%
Apple, Inc.	134,541	$ 21,864,258
Logitech International S.A.(2)	15,556	882,181
		$ 22,746,439
Textiles, Apparel & Luxury Goods — 3.1%
Lululemon Athletica, Inc.(1)	13,063	$ 4,056,192
NIKE, Inc., Class B	19,321	2,220,369
		$ 6,276,561
Trading Companies & Distributors — 1.9%
United Rentals, Inc.(1)	11,573	$ 3,734,260
		$ 3,734,260
Total Common Stocks (identified cost $71,093,327)		$201,819,185

Short-Term Investments — 0.7%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(4)	100,084	$ 100,084
Total Affiliated Fund (identified cost $100,084)		$ 100,084

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 2.30%(5)	1,306,533	$ 1,306,533
Total Securities Lending Collateral (identified cost $1,306,533)		$ 1,306,533
Total Short-Term Investments (identified cost $1,406,617)		$ 1,406,617
Total Investments — 100.7% (identified cost $72,499,944)		$203,225,802
Other Assets, Less Liabilities — (0.7)%		$ (1,430,884)
Net Assets — 100.0%		$201,794,918
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at July 31, 2022. The aggregate market value of securities on loan at July 31, 2022 was $1,299,108 and the total market value of the collateral received by the Portfolio was $1,306,533, comprised of cash.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
(5)	Represents investment of cash collateral received in connection with securities lending.

The Portfolio did not have any open derivative instruments at July 31, 2022.

Tax-Managed Multi-Cap Growth Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2022, the value of the Portfolio's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $100,084, which represents 0.1% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$1,271,595	$7,251,596	$(8,523,114)	$(77)	$ —	$ —	$164	—
Liquidity Fund	—	2,198,627	(2,098,543)	—	—	100,084	664	100,084
Total				$(77)	$ —	$100,084	$828
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$201,819,185*	$ —	$ —	$201,819,185
Short-Term Investments:
Affiliated Fund	100,084	—	—	100,084
Securities Lending Collateral	1,306,533	—	—	1,306,533
Total Investments	$203,225,802	$ —	$ —	$203,225,802
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.
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